Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	gwfi_SupplementTextBlock

GREAT-WEST FUNDS, INC.

Great-West International Index Fund

Institutional Class Ticker: MXPBX

Investor Class (formerly Initial Class) Ticker: MXINX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.28% of the average daily net assets on assets up to $1 billion, 0.23% of the average daily net assets on assets over $1 billion, and 0.18% of the average daily net assets on assets over $2 billion	0.25% of the average daily net assets on assets up to $1 billion, 0.20% of the average daily net assets on assets over $1 billion, and 0.15% of the average daily net assets on assets over $2 billion
Expense Limit	0.35% of the average daily net assets	0.32% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.07%	0.43%	0.43%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.07%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.32%	0.68%	0.93%
Fee Waiver and Expense Reimbursement[3]	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.32%	0.67%	0.92%

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]
GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.32% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$33	$103	$180	$406
Initial Class	$68	$217	$378	$846
Class L	$94	$295	$514	$1,142

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund

Institutional Class Ticker: MXKWX

Investor Class (formerly Initial Class) Ticker: MXVIX

Class L Ticker: MXVJX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.23% of the average daily net assets on assets up to $1 billion, 0.18% of the average daily net assets on assets over $1 billion, and 0.13% of the average daily net assets on assets over $2 billion	0.21% of the average daily net assets on assets up to $1 billion, 0.16% of the average daily net assets on assets over $1 billion, and 0.11% of the average daily net assets on assets over $2 billion
Expense Limit	0.25% of the average daily net assets	0.23% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.18%	0.18%	0.18%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.01%	0.36%	0.38%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.01%	0.01%	0.03%
Total Annual Fund Operating Expenses	0.19%	0.54%	0.81%

[1] The management fees of the Fund have been restated to reflect the current management fees.
[2] “Other Expenses” are based on estimated amounts for the current fiscal year.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$19	$61	$107	$243
Investor Class	$55	$173	$302	$677
Class L	$83	$259	$450	$1,002

GREAT-WEST FUNDS, INC.

Great-West S&P Mid Cap 400® Index Fund

Institutional Class Ticker: MXNZX

Investor Class (formerly Initial Class) Ticker: MXMDX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.23% of the average daily net assets on assets up to $1 billion, 0.18% of the average daily net assets on assets over $1 billion, and 0.13% of the average daily net assets on assets over $2 billion	0.18% of the average daily net assets on assets up to $1 billion, 0.13% of the average daily net assets on assets over $1 billion, and 0.08% of the average daily net assets on assets over $2 billion
Expense Limit	0.25% of the average daily net assets	0.20% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.18%	0.18%	0.18%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.02%	0.38%	0.38%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.02%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.56%	0.81%
Fee Waiver and Expense Reimbursement[3]	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.20%	0.55%	0.80%

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]
GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.20% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255
Initial Class	$56	$178	$312	$700
Class L	$82	$258	$449	$1,001

GREAT-WEST FUNDS, INC.

Great-West S&P Small Cap 600® Index Fund

Institutional Class Ticker: MXERX

Investor Class (formerly Initial Class) Ticker: MXISX

Class L Ticker: MXNSX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.23% of the average daily net assets on assets up to $1 billion, 0.18% of the average daily net assets on assets over $1 billion, and 0.13% of the average daily net assets on assets over $2 billion	0.19% of the average daily net assets on assets up to $1 billion, 0.14% of the average daily net assets on assets over $1 billion, and 0.09% of the average daily net assets on assets over $2 billion
Expense Limit	0.25% of the average daily net assets	0.21% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.19%	0.19%	0.19%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.02%	0.37%	0.46%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.02%	0.02%	0.11%
Total Annual Fund Operating Expenses	0.21%	0.56%	0.90%
Fee Waiver and Expense Reimbursement[3]	0.00%	0.00%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.21%	0.56%	0.81%

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]
GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.21% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$22	$68	$118	$268
Initial Class	$57	$179	$313	$701
Class L	$83	$278	$490	$1,100

Great-West International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gwfi_SupplementTextBlock

GREAT-WEST FUNDS, INC.

Great-West International Index Fund

Institutional Class Ticker: MXPBX

Investor Class (formerly Initial Class) Ticker: MXINX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.28% of the average daily net assets on assets up to $1 billion, 0.23% of the average daily net assets on assets over $1 billion, and 0.18% of the average daily net assets on assets over $2 billion	0.25% of the average daily net assets on assets up to $1 billion, 0.20% of the average daily net assets on assets over $1 billion, and 0.15% of the average daily net assets on assets over $2 billion
Expense Limit	0.35% of the average daily net assets	0.32% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.07%	0.43%	0.43%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.07%	0.08%	0.08%
Total Annual Fund Operating Expenses	0.32%	0.68%	0.93%
Fee Waiver and Expense Reimbursement[3]	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.32%	0.67%	0.92%

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]
GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.32% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$33	$103	$180	$406
Initial Class	$68	$217	$378	$846
Class L	$94	$295	$514	$1,142

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fees of the Fund have been restated to reflect the current management fees.
Great-West International Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.32%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.32%	[1]
1 Year	rr_ExpenseExampleYear01	$ 33
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	180
10 Years	rr_ExpenseExampleYear10	$ 406
Great-West International Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	217
5 Years	rr_ExpenseExampleYear05	378
10 Years	rr_ExpenseExampleYear10	$ 846
Great-West International Index Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.08%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.92%	[1]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	$ 1,142
Great-West S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gwfi_SupplementTextBlock

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund

Institutional Class Ticker: MXKWX

Investor Class (formerly Initial Class) Ticker: MXVIX

Class L Ticker: MXVJX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.23% of the average daily net assets on assets up to $1 billion, 0.18% of the average daily net assets on assets over $1 billion, and 0.13% of the average daily net assets on assets over $2 billion	0.21% of the average daily net assets on assets up to $1 billion, 0.16% of the average daily net assets on assets over $1 billion, and 0.11% of the average daily net assets on assets over $2 billion
Expense Limit	0.25% of the average daily net assets	0.23% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.18%	0.18%	0.18%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.01%	0.36%	0.38%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.01%	0.01%	0.03%
Total Annual Fund Operating Expenses	0.19%	0.54%	0.81%

[1] The management fees of the Fund have been restated to reflect the current management fees.
[2] “Other Expenses” are based on estimated amounts for the current fiscal year.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$19	$61	$107	$243
Investor Class	$55	$173	$302	$677
Class L	$83	$259	$450	$1,002

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fees of the Fund have been restated to reflect the current management fees.
Great-West S&P 500 Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%	[1]
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
Great-West S&P 500 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%	[1]
1 Year	rr_ExpenseExampleYear01	$ 55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	$ 677
Great-West S&P 500 Index Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	$ 1,002
Great-West S&P Mid Cap 400 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gwfi_SupplementTextBlock

GREAT-WEST FUNDS, INC.

Great-West S&P Mid Cap 400® Index Fund

Institutional Class Ticker: MXNZX

Investor Class (formerly Initial Class) Ticker: MXMDX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.23% of the average daily net assets on assets up to $1 billion, 0.18% of the average daily net assets on assets over $1 billion, and 0.13% of the average daily net assets on assets over $2 billion	0.18% of the average daily net assets on assets up to $1 billion, 0.13% of the average daily net assets on assets over $1 billion, and 0.08% of the average daily net assets on assets over $2 billion
Expense Limit	0.25% of the average daily net assets	0.20% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.18%	0.18%	0.18%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.02%	0.38%	0.38%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.02%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.20%	0.56%	0.81%
Fee Waiver and Expense Reimbursement[3]	0.00%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.20%	0.55%	0.80%

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]
GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.20% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255
Initial Class	$56	$178	$312	$700
Class L	$82	$258	$449	$1,001

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fees of the Fund have been restated to reflect the current management fees.
Great-West S&P Mid Cap 400 Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.20%	[1]
1 Year	rr_ExpenseExampleYear01	$ 20
3 Years	rr_ExpenseExampleYear03	64
5 Years	rr_ExpenseExampleYear05	113
10 Years	rr_ExpenseExampleYear10	$ 255
Great-West S&P Mid Cap 400 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.55%	[1]
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	178
5 Years	rr_ExpenseExampleYear05	312
10 Years	rr_ExpenseExampleYear10	$ 700
Great-West S&P Mid Cap 400 Index Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	449
10 Years	rr_ExpenseExampleYear10	$ 1,001
Great-West S&P Small Cap 600 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gwfi_SupplementTextBlock

GREAT-WEST FUNDS, INC.

Great-West S&P Small Cap 600® Index Fund

Institutional Class Ticker: MXERX

Investor Class (formerly Initial Class) Ticker: MXISX

Class L Ticker: MXNSX

(the “Fund”)

Supplement dated August 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017, and the Statement of Additional Information

for Great-West Funds, Inc., dated May 1, 2017 (“SAI”)

Effective August 1, 2017 (the “Effective Date”) the management fees and expense limit of the Fund have been reduced as follows:

	Management Fees and Expense Limit Prior to the Effective Date	Management Fees and Expense Limit as of the Effective Date
Management Fees	0.23% of the average daily net assets on assets up to $1 billion, 0.18% of the average daily net assets on assets over $1 billion, and 0.13% of the average daily net assets on assets over $2 billion	0.19% of the average daily net assets on assets up to $1 billion, 0.14% of the average daily net assets on assets over $1 billion, and 0.09% of the average daily net assets on assets over $2 billion
Expense Limit	0.25% of the average daily net assets	0.21% of the average daily net assets

As of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:

Under the “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectus, the “Annual Fund Operating Expenses” table is hereby deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Investor Class	Class L
Management Fees	0.19%	0.19%	0.19%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	0.02%	0.37%	0.46%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[2]	0.02%	0.02%	0.11%
Total Annual Fund Operating Expenses	0.21%	0.56%	0.90%
Fee Waiver and Expense Reimbursement[3]	0.00%	0.00%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.21%	0.56%	0.81%

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]
GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.21% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.

Under the “Example” section of the Prospectus and Summary Prospectus, the table is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$22	$68	$118	$268
Initial Class	$57	$179	$313	$701
Class L	$83	$278	$490	$1,100

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fees of the Fund have been restated to reflect the current management fees.
Great-West S&P Small Cap 600 Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.21%	[1]
1 Year	rr_ExpenseExampleYear01	$ 22
3 Years	rr_ExpenseExampleYear03	68
5 Years	rr_ExpenseExampleYear05	118
10 Years	rr_ExpenseExampleYear10	$ 268
Great-West S&P Small Cap 600 Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.56%	[1]
1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	313
10 Years	rr_ExpenseExampleYear10	$ 701
Great-West S&P Small Cap 600 Index Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%	[1],[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.81%	[1]
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	490
10 Years	rr_ExpenseExampleYear10	$ 1,100

[1]	The management fees of the Fund have been restated to reflect the current management fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.32% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.
[4]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.20% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.
[5]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.21% of the Fund’s average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2018 and automatically renews for successive one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the then current term or upon termination of the investment advisory agreement. Under the expense limitation agreement, GWCM may recoup, subject to Board approval, any waivers and reimbursements in future periods (not exceeding three years following the date of a particular waiver/reimbursement), provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the Expense Limit that was in place at the time of the waiver/reimbursement as well as the then current Expense Limit.